Prepayments and other current assets	9 Months Ended
Sep. 30, 2016
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments And Other Current Assets [Text Block]

4. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31, 2015	As of September 30, 2016
	RMB	RMB
Rebate(1)	72,940	52,867
Deposits(2)	5,354	6,815
Prepayment to agent for share repurchase program	5,521	—
Value-added tax (“VAT”) recoverable	12,467	3,238
Employee advances(3)	2,104	2,068
Prepaid expenses	4,131	5,413
Receivable from third-party payment processing agencies(4)	645	2,315
Others	8,960	7,194
Prepayment and other current assets	112,122	79,910

(1)
Rebate represents consideration earned and receivable from suppliers upon reaching minimum purchase thresholds for a specified period. The rebates can be used to offset future purchase price with the same supplier.

(2)	Deposits represent rental deposits and deposits paid to third-party vendors.
(3)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.
(4)	Receivables from third-party payment processing agencies represent cash that were received from customers but held by the processing agencies.